Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Subsequent Events

Note 9—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except for as disclosed below.

ADD – ISSUANCE OF NEW PROMISSORY NOTE; S-4 AMENDMENT (IF DONE BEFORE FILING DATE)

Note 9—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Jet Token, Inc. [Member]
Statement [Line Items]
Subsequent Events

NOTE 8 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events that occurred after March 31, 2023 through June __, 2023, the date of these consolidated financial statements were available to be issued, and noted no additional events requiring recognition for disclosure.